SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                        OF EACH OF THE LISTED PORTFOLIOS:

                              ---------------------


DWS Investments VIT Funds
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP

DWS Variable Series I
     DWS Bond VIP                                  DWS Growth & Income VIP
     DWS Capital Growth VIP                        DWS Health Care VIP
     DWS Global Opportunities VIP                  DWS International VIP

DWS Variable Series II
     DWS Alternative Asset Allocation Plus VIP     DWS Large Cap Value VIP
     DWS Balanced VIP                              DWS Mid Cap Growth VIP
     DWS Blue Chip VIP                             DWS Moderate Allocation VIP
     DWS Conservative Allocation VIP               DWS Money Market VIP
     DWS Core Fixed Income VIP                     DWS Small Cap Growth VIP
     DWS Diversified International Equity VIP      DWS Strategic Income VIP
     DWS Dreman Small Mid Cap Value VIP            DWS Strategic Value VIP
     DWS Global Thematic VIP                       DWS Technology VIP
     DWS Government & Agency Securities VIP        DWS Turner Mid Cap Growth VIP
     DWS Growth Allocation VIP
     DWS High Income VIP

--------------------------------------------------------------------------------

The following information replaces similar disclosure under the "Investment Policies and Techniques" section of each Portfolio's Statements of Additional
Information:

Cash Management Vehicles. The Portfolio may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, amounts held to cover the Portfolio's open futures and other derivatives positions, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. The Portfolio may use Uninvested Cash to purchase shares of affiliated money market funds for which the Advisor may act as investment advisor now or in the future that are registered under the Investment Company Act of 1940 (the "1940 Act") or that operate in accordance with Rule 2a-7 under the 1940 Act but are excluded from the definition of "investment company" under Section 3(c)(1) or 3(c)(7) of the 1940 Act.













               Please Retain This Supplement for Future Reference

October 1, 2009